Document And Entity Information	9 Months Ended
	Sep. 30, 2011	Nov. 01, 2011
Entity Registrant Name	CORNERSTONE BANCSHARES INC
Entity Central Index Key	0001038773
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Trading Symbol	csbq
Entity Common Stock, Shares Outstanding		6,500,396
Document Type	Other
Amendment Flag	false
Document Period End Date	Sep. 30, 2011
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2011